Shareholder Report, Average Annual Return (Details) 74200001190_Franklin Natural Resources Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	55.67%	18.86%	7.54%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	64.73%	20.21%	8.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%	11.91%	14.76%
S&P North American Natural Resources Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index
Average Annual Return, Percent	53.73%	20.81%	10.34%
S&P Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	49.88%	12.01%	10.96%